employee future benefits - Assumptions (Details) - Pension plans $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)
Financial assumptions
Life expectancy at 65 for a member currently at age 65 (years)	24.3	24.2
Discount rate used to determine net benefit costs	4.65%	5.05%
Discount rate used to determine defined benefit obligations	4.65%	4.65%
Discount rate used to determine current service cost in subsequent fiscal year	4.80%	4.65%
Rate of future increases in compensation used to determine net benefit costs	3.00%	3.00%
Rate of future increases in compensation used to defined benefit obligations	3.00%	3.00%
Sensitivity of key assumptions
Increase in life expectancy in actuarial assumption	1 year	1 year
Decrease in actuarial assumption (as a per cent)	0.25%	0.25%
Life expectancy
Sensitivity of key assumptions
Effect of increase in actuarial assumption on obligation	$ 242	$ 238
Effect of increase in actuarial assumption on expense	2	8
Discount rate
Sensitivity of key assumptions
Effect of decrease in actuarial assumption on expense	4	10
Effect of decrease in actuarial assumption on obligation	250	256
Rate of future increases in compensation
Sensitivity of key assumptions
Effect of decrease in actuarial assumption on expense	(1)	(2)
Effect of decrease in actuarial assumption on obligation	$ (20)	$ (23)